First Allmerica Financial Life Insurance Company	commonwealthannuity.com
132 Turnpike Road, Suite 210	* 800.955.4304
Southborough, MA 01772
508-460-2400 – phone
508-460-2401 – fax

ANNUAL REPORT — 12/31/2011

FOR CONTRACT HOLDERS OF:  ALLMERICA SELECT LIFE

March 16, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.

Washington, DC 20549

Subj:	ALLMERICA SELECT ANNUITY ACCOUNT II 1940 Act Registration Number: 811-8987 1933 Act Registration Numbers: 333-62369 CIK: 0000945906 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Commonwealth Annuity Select Separate Account II, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust (Services Shares)	1046292	February 24, 2012
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(Series I Shares)	896435	February 27, 2012
AllianceBernstein Variable Products Series Fund, Inc. (Class B)	825316	February 27, 2012
Fidelity Variable Insurance Products Fund (Initial Class)	356494	February 23, 2012
Franklin Templeton Variable Insurance Products Trust (Class 2)	837274	March 1, 2012
Janus Aspen Series (Service Shares)	906185	February 29, 2012
T. Rowe Price International Series, Inc.	918292	February 14, 2012

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ SCOTT D. SILVERMAN

Scott D. Silverman
Senior Vice President, General Counsel
and Corporate Secretary

First Allmerica Financial Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772